Vanguard Emerging Markets Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Management Expenses	0.03%	0.02%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.08%
Total Annual Fund Operating Expenses	0.13%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	13	42	73	166
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 14.04%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.18% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.79% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	(18.63%)	2.36%	13.55%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(19.30%)	1.87%	13.11%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.96%)	1.89%	12.10%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares MSCI Emerging Markets Index	(18.42%)	2.40%	13.86%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Spliced Emerging Markets Index	(18.42%)	2.40%	13.76%
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	(18.59%)			(15.26%)
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares MSCI Emerging Markets Index	(18.42%)			(15.49%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.33%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	34	106	185	418

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund.. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 13.94%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Emerging Markets Stock Index Fund - Investor Shares	(18.78%)	2.17%	13.35%
Vanguard Emerging Markets Stock Index Fund - Investor Shares MSCI Emerging Markets Index	(18.42%)	2.40%	13.86%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Spliced Emerging Markets Index	(18.42%)	2.40%	13.76%

Vanguard Emerging Markets Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 13.96%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	One Year	Since Inception
Vanguard Emerging Markets Stock Index Fund - Signal Shares	(18.66%)	2.55%
Vanguard Emerging Markets Stock Index Fund - Signal Shares MSCI Emerging Markets Index	(18.42%)	2.77%

Vanguard Emerging Markets Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Management Expenses	0.23%	0.12%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.08%
Total Annual Fund Operating Expenses	0.33%	0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Investor Shares	34	106	185	418
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to thsoe of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 13.94%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - Investor Shares	(18.78%)	2.17%	13.35%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Return After Taxes on Distributions	(19.42%)	1.72%	12.95%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(12.10%)	1.73%	11.93%
Vanguard Emerging Markets Stock Index Fund - Investor Shares MSCI Emerging Markets Index	(18.42%)	2.40%	13.86%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Spliced Emerging Markets Index	(18.42%)	2.40%	13.76%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	(18.67%)	2.30%		7.04%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares MSCI Emerging Markets Index	(18.42%)	2.40%		7.41%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares Spliced Emerging Markets Index	(18.42%)	2.40%		7.21%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment charateristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 13.96%

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	One Year	Since Inception
Vanguard Emerging Markets Stock Index Fund - Signal Shares	(18.66%)	2.55%
Vanguard Emerging Markets Stock Index Fund - Signal Shares Return After Taxes on Distributions	(19.32%)	2.07%
Vanguard Emerging Markets Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.99%)	2.06%
Vanguard Emerging Markets Stock Index Fund - Signal Shares MSCI Emerging Markets Index	(18.42%)	2.77%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Institutional Shares	Vanguard European Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Institutional Shares	Vanguard European Stock Index Fund - Institutional Plus Shares
Management Expenses	0.05%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.05%	0.04%
Total Annual Fund Operating Expenses	0.10%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Institutional Shares	10	32	56	128
Vanguard European Stock Index Fund - Institutional Plus Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.45%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.44% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Institutional Shares	(11.47%)	(4.97%)	4.59%
Vanguard European Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(12.09%)	(5.62%)	3.97%
Vanguard European Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.69%)	(4.13%)	3.93%
Vanguard European Stock Index Fund - Institutional Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.42%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Investor Shares	(11.60%)	(5.10%)	4.43%
Vanguard European Stock Index Fund - Investor Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%

Vanguard European Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.42%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - Signal Shares	(11.46%)	(5.00%)	(2.95%)
Vanguard European Stock Index Fund - Signal Shares MSCI Europe Index	(11.06%)	(5.20%)	(3.07%)

Vanguard European Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund (USD $)	Vanguard European Stock Index Fund - Investor Shares	Vanguard European Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares	Vanguard European Stock Index Fund - Admiral Shares
Management Expenses	0.18%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.08%	0.03%
Total Annual Fund Operating Expenses	0.26%	0.14%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Investor Shares	27	84	146	331
Vanguard European Stock Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding compaines. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.42%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Investor Shares	(11.60%)	(5.10%)	4.43%
Vanguard European Stock Index Fund - Investor Shares Return After Taxes on Distributions	(12.19%)	(5.72%)	3.85%
Vanguard European Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.81%)	(4.24%)	3.80%
Vanguard European Stock Index Fund - Investor Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%
Vanguard European Stock Index Fund - Admiral Shares	(11.49%)	(5.00%)	4.54%
Vanguard European Stock Index Fund - Admiral Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Sharess compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.42%

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - Signal Shares	(11.46%)	(5.00%)	(2.95%)
Vanguard European Stock Index Fund - Signal Shares Return After Taxes on Distributions	(12.07%)	(5.65%)	(3.66%)
Vanguard European Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.69%)	(4.16%)	(2.45%)
Vanguard European Stock Index Fund - Signal Shares MSCI Europe Index	(11.06%)	(5.20%)	(3.07%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Institutional Shares	Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Institutional Shares	Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Management Expenses	0.04%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.06%	0.04%
Total Annual Fund Operating Expenses	0.10%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Institutional Shares	10	32	56	128
Vanguard Pacific Stock Index Fund - Institutional Plus Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Institutional Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.67%

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Institutional Shares	(13.83%)	(3.52%)	5.61%
Vanguard Pacific Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(14.29%)	(3.96%)	5.17%
Vanguard Pacific Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.46%)	(2.97%)	4.84%
Vanguard Pacific Stock Index Fund - Institutional Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.70%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Investor Shares	(14.00%)	(3.66%)	5.44%
Vanguard Pacific Stock Index Fund - Investor Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%

Vanguard Pacific Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.70%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	One Year	Since Inception
Vanguard Pacific Stock Index Fund - Signal Shares	(13.89%)	(5.49%)
Vanguard Pacific Stock Index Fund - Signal Shares MSCI Pacific Index	(13.74%)	(5.52%)

Vanguard Pacific Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund (USD $)	Vanguard Pacific Stock Index Fund - Investor Shares	Vanguard Pacific Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares	Vanguard Pacific Stock Index Fund - Admiral Shares
Management Expenses	0.17%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.09%	0.03%
Total Annual Fund Operating Expenses	0.26%	0.14%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Investor Shares	27	84	146	331
Vanguard Pacific Stock Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.70%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Investor Shares	(14.00%)	(3.66%)	5.44%
Vanguard Pacific Stock Index Fund - Investor Shares Return After Taxes on Distributions	(14.43%)	(4.06%)	5.05%
Vanguard Pacific Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.61%)	(3.09%)	4.70%
Vanguard Pacific Stock Index Fund - Investor Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%
Vanguard Pacific Stock Index Fund - Admiral Shares	(13.89%)	(3.56%)	5.56%
Vanguard Pacific Stock Index Fund - Admiral Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 470 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was 11.70%

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	One Year	Since Inception
Vanguard Pacific Stock Index Fund - Signal Shares	(13.89%)	(5.49%)
Vanguard Pacific Stock Index Fund - Signal Shares Return After Taxes on Distributions	(14.34%)	(5.96%)
Vanguard Pacific Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.51%)	(4.61%)
Vanguard Pacific Stock Index Fund - Signal Shares MSCI Pacific Index	(13.74%)	(5.52%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.